Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Net income of the year	$ 2,352	$ 6,166	$ 7,983
Appropriation to tax incentive reserve	560	392	891
Net income after appropriations to tax incentive reserve	1,792	5,774	7,092
Minimum remuneration to shareholders (i)	527	1,698	2,042
Additional remuneration according to shareholders remuneration policy (ii)	2,800	1,394	2,066
Additional remuneration beyond the shareholders remuneration policy (iii)	1,000	500	2,000
Additional remuneration beyond the mandatory minimum:	3,800	1,894	4,066
From the net income for the year	1,265	1,894	4,066
From the profit reserves	2,535
Total remuneration to shareholders	4,327	3,592	6,108
Appropriation to statutory reserve		$ 2,182	$ 984